Credit Risk - Disclosure of Credit Performance by Segment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,609,000,000	£ 199,408,000,000
Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	236,200,000,000	230,200,000,000
12 month Gross write-offs	248,000,000	230,000,000
Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	38,800,000,000	35,700,000,000
12 month Gross write-offs	0	0
Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	197,400,000,000	194,500,000,000
12 month Gross write-offs	248,000,000	230,000,000
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(729,000,000)	(784,000,000)
Financial assets	812,000,000	869,000,000
Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	812,000,000	869,000,000
Accumulated impairment | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	83,000,000	85,000,000
Accumulated impairment | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	729,000,000	784,000,000
–Stage 1 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	215,400,000,000	206,300,000,000
–Stage 1 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	37,700,000,000	34,400,000,000
–Stage 1 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177,700,000,000	171,900,000,000
–Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	157,000,000	153,000,000
–Stage 2 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,600,000,000	21,200,000,000
–Stage 2 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,100,000,000	1,200,000,000
–Stage 2 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,500,000,000	20,000,000,000.0
–Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	301,000,000	359,000,000
–Stage 3 | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,200,000,000	2,700,000,000
–Stage 3 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	100,000,000
–Stage 3 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,200,000,000	£ 2,600,000,000
Stage 3 ratio	1.18%	1.42%
–Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 354,000,000	£ 357,000,000
Retail & Business Banking | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,800,000,000	25,000,000,000.0
12 month Gross write-offs	0	0
Retail & Business Banking | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	173,500,000,000	171,700,000,000
12 month Gross write-offs	168,000,000	156,000,000
Retail & Business Banking | Accumulated impairment | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	42,000,000	37,000,000
Retail & Business Banking | Accumulated impairment | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	384,000,000	421,000,000
Retail & Business Banking | –Stage 1 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,000,000,000.0	24,300,000,000
Retail & Business Banking | –Stage 1 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	156,200,000,000	152,200,000,000
Retail & Business Banking | –Stage 2 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	800,000,000	700,000,000
Retail & Business Banking | –Stage 2 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	15,700,000,000	17,600,000,000
Retail & Business Banking | –Stage 3 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking | –Stage 3 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,600,000,000	£ 1,900,000,000
Stage 3 ratio	0.95%	1.17%
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 167,268,000,000	£ 165,213,000,000
Mortgages | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,100,000,000	10,800,000,000
12 month Gross write-offs	0	0
Mortgages | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,300,000,000	165,100,000,000
12 month Gross write-offs	15,000,000	9,000,000
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	137,000,000	172,000,000
Mortgages | Accumulated impairment | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Mortgages | Accumulated impairment | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	137,000,000	172,000,000
Mortgages | –Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	151,039,000,000	146,758,000,000
Mortgages | –Stage 1 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,800,000,000	10,500,000,000
Mortgages | –Stage 1 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	151,000,000,000.0	146,700,000,000
Mortgages | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,779,000,000	16,688,000,000
Mortgages | –Stage 2 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	300,000,000	300,000,000
Mortgages | –Stage 2 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,800,000,000	16,700,000,000
Mortgages | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,450,000,000	£ 1,767,000,000
Stage 3 ratio	0.88%	1.08%
Mortgages | –Stage 3 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Mortgages | –Stage 3 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,500,000,000	£ 1,700,000,000
Stage 3 ratio	0.88%	1.08%
Retail & Business Banking, Unsecured Lending
Disclosure of credit risk exposure [line items]
Business banking loans, 100% government guarantee	£ 600,000,000	£ 1,100,000,000
UPL average customer balance (£)	6,000	6,000
Retail & Business Banking, Unsecured Lending | Credit Cards | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,600,000,000	10,900,000,000
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Credit Cards | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,100,000,000	2,800,000,000
12 month Gross write-offs	55,000,000	51,000,000
Retail & Business Banking, Unsecured Lending | Unsecured Personal Loans | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Unsecured Personal Loans | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,000,000,000.0	2,100,000,000
12 month Gross write-offs	65,000,000	60,000,000
Retail & Business Banking, Unsecured Lending | Overdrafts | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,900,000,000	3,100,000,000
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Overdrafts | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	400,000,000	500,000,000
12 month Gross write-offs	24,000,000	26,000,000
Retail & Business Banking, Unsecured Lending | Business banking | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,000,000	200,000,000
12 month Gross write-offs	0	0
Retail & Business Banking, Unsecured Lending | Business banking | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	700,000,000	1,200,000,000
12 month Gross write-offs	9,000,000	10,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	155,000,000	150,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit Cards | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	18,000,000	15,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit Cards | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	137,000,000	135,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Unsecured Personal Loans | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Unsecured Personal Loans | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	57,000,000	63,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Overdrafts | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	23,000,000	20,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Overdrafts | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	37,000,000	37,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Business banking | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	1,000,000	2,000,000
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Business banking | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	16,000,000	14,000,000
Retail & Business Banking, Unsecured Lending | –Stage 1 | Credit Cards | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,300,000,000	10,700,000,000
Retail & Business Banking, Unsecured Lending | –Stage 1 | Credit Cards | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,600,000,000	2,300,000,000
Retail & Business Banking, Unsecured Lending | –Stage 1 | Unsecured Personal Loans | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | –Stage 1 | Unsecured Personal Loans | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,800,000,000	1,900,000,000
Retail & Business Banking, Unsecured Lending | –Stage 1 | Overdrafts | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,700,000,000	2,900,000,000
Retail & Business Banking, Unsecured Lending | –Stage 1 | Overdrafts | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,000,000	300,000,000
Retail & Business Banking, Unsecured Lending | –Stage 1 | Business banking | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,000,000	200,000,000
Retail & Business Banking, Unsecured Lending | –Stage 1 | Business banking | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	600,000,000	1,000,000,000.0
Retail & Business Banking, Unsecured Lending | –Stage 2 | Credit Cards | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	300,000,000	200,000,000
Retail & Business Banking, Unsecured Lending | –Stage 2 | Credit Cards | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	400,000,000	500,000,000
Retail & Business Banking, Unsecured Lending | –Stage 2 | Unsecured Personal Loans | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | –Stage 2 | Unsecured Personal Loans | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,000,000	200,000,000
Retail & Business Banking, Unsecured Lending | –Stage 2 | Overdrafts | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,000,000	200,000,000
Retail & Business Banking, Unsecured Lending | –Stage 2 | Overdrafts | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,000,000	200,000,000
Retail & Business Banking, Unsecured Lending | –Stage 2 | Business banking | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | –Stage 2 | Business banking | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	100,000,000	0
Retail & Business Banking, Unsecured Lending | –Stage 3 | Credit Cards | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Retail & Business Banking, Unsecured Lending | –Stage 3 | Credit Cards | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100,000,000	£ 0
Stage 3 ratio	2.88%	2.75%
Retail & Business Banking, Unsecured Lending | –Stage 3 | Unsecured Personal Loans | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Retail & Business Banking, Unsecured Lending | –Stage 3 | Unsecured Personal Loans | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Stage 3 ratio	1.07%	1.20%
Retail & Business Banking, Unsecured Lending | –Stage 3 | Overdrafts | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Retail & Business Banking, Unsecured Lending | –Stage 3 | Overdrafts | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Stage 3 ratio	6.87%	7.40%
Retail & Business Banking, Unsecured Lending | –Stage 3 | Business banking | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Retail & Business Banking, Unsecured Lending | –Stage 3 | Business banking | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 200,000,000
Stage 3 ratio	5.65%	7.10%
Consumer Finance
Disclosure of credit risk exposure [line items]
Consumer (auto) finance new business gross lending (£m)	£ 2,029,000,000	£ 1,593,000,000
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	13.80%	9.70%
% of lending collateralised on the vehicle	98.00%	95.00%
Average Consumer (auto) finance loan size (£)	£ 19,551	£ 16,045
Consumer Finance | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
12 month Gross write-offs	0	0
Consumer Finance | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000,000,000.0	4,800,000,000
12 month Gross write-offs	27,000,000	25,000,000
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63,000,000	69,000,000
Consumer Finance | Accumulated impairment | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Consumer Finance | Accumulated impairment | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	63,000,000	69,000,000
Consumer Finance | –Stage 1 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Consumer Finance | –Stage 1 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,600,000,000	4,500,000,000
Consumer Finance | –Stage 2 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Consumer Finance | –Stage 2 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	400,000,000	300,000,000
Consumer Finance | –Stage 3 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Consumer Finance | –Stage 3 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Stage 3 ratio	0.96%	0.77%
Corporate & Commercial Banking | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,400,000,000	£ 8,300,000,000
12 month Gross write-offs	0	0
Corporate & Commercial Banking | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,900,000,000	18,000,000,000.0
12 month Gross write-offs	53,000,000	49,000,000
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323,000,000	342,000,000
Corporate & Commercial Banking | Accumulated impairment | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	41,000,000	48,000,000
Corporate & Commercial Banking | Accumulated impairment | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	282,000,000	294,000,000
Corporate & Commercial Banking | –Stage 1 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,100,000,000	7,700,000,000
Corporate & Commercial Banking | –Stage 1 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16,900,000,000	15,200,000,000
Corporate & Commercial Banking | –Stage 2 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	300,000,000	500,000,000
Corporate & Commercial Banking | –Stage 2 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,400,000,000	2,100,000,000
Corporate & Commercial Banking | –Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	649,000,000	716,000,000
Corporate & Commercial Banking | –Stage 3 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	572,000,000	639,000,000
Corporate & Commercial Banking | –Stage 3 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Loans and advances to customers	77,000,000	77,000,000
Corporate & Commercial Banking | –Stage 3 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	100,000,000
Corporate & Commercial Banking | –Stage 3 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 600,000,000	£ 700,000,000
Stage 3 ratio	3.42%	3.96%
Corporate Centre | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,600,000,000	£ 2,400,000,000
12 month Gross write-offs	0	0
Corporate Centre | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
12 month Gross write-offs	0	0
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Accumulated impairment | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Accumulated impairment | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | –Stage 1 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,600,000,000	2,400,000,000
Corporate Centre | –Stage 1 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Corporate Centre | –Stage 2 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Corporate Centre | –Stage 2 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Corporate Centre | –Stage 3 | Undrawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Corporate Centre | –Stage 3 | Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Stage 3 ratio	0.15%	0.00%